Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 1,868,975	$ 1,759,339	$ 1,695,122
Cost of revenues	(1,262,957)	(1,208,555)	(1,191,297)
Gross profit	606,018	550,784	503,825
Operating expenses
Selling expenses	(180,366)	(165,544)	(159,419)
General and administrative expenses	(136,932)	(123,819)	(136,997)
Research and development expenses	(102,386)	(87,489)	(78,403)
Other operating income (expense), net	3,444	2,059	14,833
Operating income	189,778	175,991	143,839
Non-operating expense
Interest expense, net	(40,595)	(57,705)	(55,424)
Loss on extinguishment of debt	(13,438)	(2,378)	0
Other income	4,723	2,962	3,278
Total non-operating expenses	(49,310)	(57,121)	(52,146)
Income from continuing operations before income tax	140,468	118,870	91,693
Income tax expense	(33,493)	(29,402)	(39,349)
Net income from continuing operations	106,975	89,468	52,344
Net income (loss) from discontinued operations	(1,594)	2,570	0
Net income	105,381	92,038	52,344
Net income attributable to noncontrolling interests	4,502	4,779	3,456
Net income attributable to Elster Group SE	$ 100,879	$ 87,259	$ 48,888
Basic income per share
Income from continuing operations attributable to Elster Group SE	$ 3.63	$ 3.39	$ 1.42
Income (loss) from discontinued operations attributable to Elster Group SE	$ (0.06)	$ 0.13	$ 0.00
Net income per share attributable to Elster Group SE shareholders	$ 3.57	$ 3.53	$ 1.42
Diluted income per share
Income from continuing operations attributable to Elster Group SE	$ 3.63	$ 3.39	$ 1.42
Income (loss) from discontinued operations attributable to Elster Group SE	$ (0.06)	$ 0.13	$ 0.00
Net income per share attributable to Elster Group SE shareholders	$ 3.57	$ 3.53	$ 1.42
Weighted average shares outstanding
Basic	28,220,041	19,295,573	16,320,750
Diluted	28,220,041	19,299,777	16,320,750